                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Tocqueville Asset Management L.P.
Address: 1675 Broadway
         New York, New York 10019


Form 13F File Number: 28-3063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Kieran C. Lyons
Title:   Chief Financial Officer
Phone:   (212) 698-0848

Signature, Place, and Date of Signing:

         /s/ Kieran C. Lyons        New York, NY        8/13/99
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     157

Form 13F Information Table Value Total:     $489,996
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                        Tocqueville Asset Management LP
                                                                    FORM 13F
                                                                 June 30, 1999
   COLUMN 1           COLUMN 2  COLUMN 3    COLUMN 4          COLUMN 5             COLUMN 6     COLUMN 7        COLUMN 8
   ---------          --------  --------    --------          --------             ---------    --------        --------
                                                                          INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                          ---------------------           -------------------
                       TITLE                MARKET       SHRS OR   SH/    (A)     (B)    (C)                (A)     (B)    (C)
NAME OF ISSUER         CLASS    CUSIP       VALUE        PRN AMT   PRN    SOLE    SHARE  OTHER  MANAGERS    SOLE    SHARE  NONE
---------------------  -----  ---------  ------------    --------- ---    ----    -----  -----  -------- ---------  -----  ----
COMMON STOCKS
-------------

COMMON STOCKS
-------------
3Com Corp.              COM   885535104     10,045,175     376,400  SH     376,400              NA          376,400
AT&T Corp.              COM   001957109     10,188,572     182,550  SH     182,550              NA          182,550
Active Voice            COM   004938106      1,087,500      75,000  SH      75,000              NA           75,000
Adobe Systems Inc.      COM   00724F101     23,734,941     288,900  SH     288,900              NA          288,900
Alcoa Inc.              COM   022249106      7,925,198     128,084  SH     128,084              NA          128,084
Alexander &
  Baldwin Inc.          COM   014482103      3,070,500     138,000  SH     138,000              NA          138,000
Alza Corp. (Cl A)       COM   022615108      2,391,125      47,000  SH      47,000              NA           47,000
American General Corp.  COM   026351106        362,705       4,812  SH       4,812              NA            4,812
American Home Products  COM   026609107        573,750      10,000  SH      10,000              NA           10,000
American Int'l Group    COM   026874107        234,500       2,000  SH       2,000              NA            2,000
Amgen Inc.              COM   031162100        523,525       8,600  SH       8,600              NA            8,600
Anadarko Petroleum
  Corp.                 COM   032511107      1,045,475      28,400  SH      28,400              NA           28,400
Analysts International
  Corp.                 COM   032681108      3,063,313     213,100  SH     213,100              NA          213,100
Anixter Int'l Inc.      COM   035290105        730,000      40,000  SH      40,000              NA           40,000
Apache Corp.            COM   037411105        273,000       7,000  SH       7,000              NA            7,000
Apex Silver Mines Ltd.  COM   G04074103        839,125      68,500  SH      68,500              NA           68,500
Arc International Corp  COM   001905108         77,438      59,000  SH      59,000              NA           59,000
Asahi America Inc       COM   04338D106        619,150      85,400  SH      85,400              NA           85,400
Asarco Inc.             COM   043413103      4,706,888     250,200  SH     250,200              NA          250,200
Atlantic Richfield      COM   048825103        258,877       3,098  SH       3,098              NA            3,098
Avatex Corp.            COM                  1,531,688   1,361,500  SH   1,361,500              NA        1,361,500
BJ's Wholesale Club Inc COM   05548J106        332,792      11,070  SH      11,070              NA           11,070
BP Amoco PLC            COM   055622104        244,668       2,255  SH       2,255              NA            2,255
Baker Hughes Inc.       COM   057224107      8,649,700     258,200  SH     258,200              NA          258,200
Bank of Bermuda         COM   999999998      2,800,000     100,000  SH     100,000              NA          100,000
Bank of New York        COM   064057102        422,200      11,508  SH      11,508              NA           11,508
Bank of Tokyo
  Mitsubishi Ltd ADR    COM   065379109      4,703,688     323,000  SH     323,000              NA          323,000
BankAmerica Corp.       COM   06605F102      8,091,647     110,372  SH     110,372              NA          110,372
Battle Mountain Gold Co COM   071593107        365,625     150,000  SH     150,000              NA          150,000


                                4




Boeing Company          COM   097023105      5,900,400     134,100  SH     134,100              NA          134,100
Brite Voice Systems
  Inc.                  COM   110411105        356,117      25,551  SH      25,551              NA           25,551
Burlington Industries
  Inc New               COM   121693105      6,029,150     651,800  SH     651,800              NA          651,800
Burlington Resources
  Inc.                  COM   122014103      5,116,475     118,300  SH     118,300              NA          118,300
C R Bard Inc            COM   067383109        956,250      20,000  SH      20,000              NA           20,000
Calpine Corp.           COM   131347106      2,165,400      40,100  SH      40,100              NA           40,100
Catellus Development
  Corp.                 COM   149111106      4,841,875     317,500  SH     317,500              NA          317,500
Centocor Inc            COM   152342101      1,422,063      30,500  SH      30,500              NA           30,500
Circle Corp.            COM   172559106        194,167      35,303  SH      35,303              NA           35,303
CitiGroup Inc.          COM   172967101        717,250      15,100  SH      15,100              NA           15,100
Daisytek Intl           COM   234053106        587,250      36,000  SH      36,000              NA           36,000
De Beers Cons Mines ADR COM                    823,688      34,500  SH      34,500              NA           34,500
Dura Pharmaceuticals
  Inc.                  COM   26632S109      9,619,238     805,800  SH     805,800              NA          805,800
E I Du Pont De Nemours
  & Co.                 COM   263534109        206,577       3,024  SH       3,024              NA            3,024
Echo Bay Mines Ltd.     COM   278751102        215,625     150,000  SH     150,000              NA          150,000
Elan Corp. PLC          COM   284131208        319,125      11,500  SH      11,500              NA           11,500
Electronic Data Systems
  Cor New               COM   285661104      7,321,613     129,300  SH     129,300              NA          129,300
Enron Oil & Gas Co      COM   293562104      1,298,025      64,100  SH      64,100              NA           64,100
Exxon                   COM   302290101      4,943,713      64,100  SH      64,100              NA           64,100
Fedders Corp            COM   313135105      5,532,273     835,060  SH     835,060              NA          835,060
Financial Security
  Assurance Hldgs Ltd   COM   31769P100      4,882,800      93,900  SH      93,900              NA           93,900
Frontier Corp           COM   35906P105        826,613      14,100  SH      14,100              NA           14,100
General Electric Co.    COM   369604103      1,332,609      11,793  SH      11,793              NA           11,793
Genzyme Corp.           COM   372917104     10,534,200     217,200  SH     217,200              NA          217,200
Genzyme Corp.,
  Molecular Onc. Div,   COM   372917500         33,688      12,250  SH      12,250              NA           12,250
Genzyme Surgical
  Products              COM   372917609        170,104      38,881  SH      38,881              NA           38,881
Gold Fields Ltd         COM   38059T106        521,438     151,691  SH     151,691              NA          151,691
Golden Books Family
  Entertainment Inc.    COM   380804104         59,130     219,000  SH     219,000              NA          219,000
H & Q Healthcare
  Investors-SBI         COM   404052102      3,444,031     236,500  SH     236,500              NA          236,500
H & R Block Inc         COM   093671105      5,345,000     106,900  SH     106,900              NA          106,900
HSB Group Inc.          COM   40428N109      5,611,797     136,250  SH     136,250              NA          136,250
Halliburton Co.         COM   406216101      7,461,725     164,900  SH     164,900              NA          164,900
Hanna M A Co.           COM   410522106        328,750      20,000  SH      20,000              NA           20,000
Harmony Gold Mining
  Company Ltd. ADR      COM   413216300        669,891     138,300  SH     138,300              NA          138,300
Hoechst ADR             COM   434390308      1,214,400      26,400  SH      26,400              NA           26,400
Homestake Mining        COM   437614100      1,338,656     163,500  SH     163,500              NA          163,500
Hubbell Inc. Class B    COM   443510201        204,188       4,500  SH       4,500              NA            4,500
Humana Inc              COM   444859102      1,119,094      86,500  SH      86,500              NA           86,500


                                5




Hyperion Solutions
  Corp.                 COM   44914M104      1,617,375      90,800  SH      90,800              NA           90,800
Idexx Laboratories
  Corp.                 COM   45168D104        466,250      20,000  SH      20,000              NA           20,000
Illinois Tool Wks       COM   452308109      1,489,894      18,225  SH      18,225              NA           18,225
Inco Ltd                COM   453258402     11,136,600     618,700  SH     618,700              NA          618,700
Int'l Business Machines COM   459200101     12,168,888      94,150  SH      94,150              NA           94,150
Integrated Health
  Service Inc           COM   45812C106     15,357,600   1,919,700  SH   1,919,700              NA        1,919,700
Intel Corp.             COM   458140100        238,000       4,000  SH       4,000              NA            4,000
Ivax Corp.              COM   465823102        423,750     30,000S  SH      30,000              NA           30,000
Jennifer Convertibles
  Inc                   COM   476153101        231,250     100,000  SH     100,000              NA          100,000
Johnson & Johnson       COM   478160104        235,200       2,400  SH       2,400              NA            2,400
Johnson Controls Inc.   COM   478366107        207,938       3,000  SH       3,000              NA            3,000
K Mart Corp.            COM   482584109     12,158,850     736,900  SH     736,900              NA          736,900
Kinross Gold Corp.      COM   496902107        521,606     309,100  SH     309,100              NA          309,100
Knightsbridge Tankers
  Ltd.                  COM   G5299G106      2,021,250     115,500  SH     115,500              NA          115,500
Lam Reaserch Corp.      COM   512807108        317,475       6,800  SH       6,800              NA            6,800
Litton Industries, Inc. COM   538021106      3,132,938      43,400  SH      43,400              NA           43,400
Lockheed Martin Corp.   COM   539830109      2,581,425      69,300  SH      69,300              NA           69,300
Longview Fibre Co.      COM   543213102      4,195,313     268,500  SH     268,500              NA          268,500
Mcdonalds Corp.         COM   580135101        460,024      11,186  SH      11,186              NA           11,186
Mckesson Corp. New      COM   581557105      4,017,000     124,800  SH     124,800              NA          124,800
Mobil Corp.             COM   607059102        214,288       2,170  SH       2,170              NA            2,170
Motorola Inc.           COM   620076109     15,880,100     167,600  SH     167,600              NA          167,600
Murphy Oil Corp.        COM   626717102      7,883,219     161,500  SH     161,500              NA          161,500
Nabisco Group Holdings
  Corp.                 COM   62952P102        442,113      22,600  SH      22,600              NA           22,600
Nabors Industries Inc   COM   629568106     15,380,625     631,000  SH     631,000              NA          631,000
Nat'L Comp Sys          COM   635519101      2,322,000      68,800  SH      68,800              NA           68,800
Newell Rubbermaid Inc.  COM   651229106        767,553      16,551  SH      16,551              NA           16,551
Newmont Mining Corp.    COM   651639106      8,041,346     404,596  SH     404,596              NA          404,596
Norstan Inc.            COM   656535101        621,875      50,000  SH      50,000              NA           50,000
Northrop Grumman Corp.  COM   666807102      7,725,406     116,500  SH     116,500              NA          116,500
O'Sullivan Industries
  Holdings              COM   688609106      2,616,300     153,900  SH     153,900              NA          153,900
Oceaneering Int'l       COM   675232102      1,048,125      65,000  SH      65,000              NA           65,000
Ogden Corp.             COM   676346109      1,516,581      56,300  SH      56,300              NA           56,300
Olin Corp               COM   680665205      4,035,375     306,000  SH     306,000              NA          306,000
Olsten Corp             COM   681385100      2,108,375     334,000  SH     334,000              NA          334,000
Osmonics Inc.           COM   688350107        387,150      35,600  SH      35,600              NA           35,600
Owens & Minor Inc
  Holding Co.           COM   690732102      3,053,600     277,600  SH     277,600              NA          277,600
PSC Inc                 COM   69361E107      1,079,375     110,000  SH     110,000              NA          110,000
Periphonics Corp.       COM   714005105      2,390,750     146,000  SH     146,000              NA          146,000
Perrigo Co.             COM   714290103      1,002,688     131,500  SH     131,500              NA          131,500





                                6




Petroleum Geo-Services
  ADR                   COM   716597109        342,125      23,000  SH      23,000              NA           23,000
Phelps Dodge            COM   717265102      1,350,238      21,800  SH      21,800              NA           21,800
Philip Morris Co's Inc. COM   718154107      5,007,363     124,600  SH     124,600              NA          124,600
Phycor Inc.             COM   71940F100        444,375      60,000  SH      60,000              NA           60,000
Placer Dome Inc.        COM   725906101      2,423,896     206,289  SH     206,289              NA          206,289
Polaroid Corp           COM   731095105      4,867,500     177,000  SH     177,000              NA          177,000
Protein Design
  Laboratories Inc.     COM   74369L103        554,688      25,000  SH      25,000              NA           25,000
Providian Financial
  corp.                 COM   74406A102        209,813       2,250  SH       2,250              NA            2,250
Raytheon Co. Class A    COM   755111309      1,271,846      18,466  SH      18,466              NA           18,466
Raytheon Co. Class B    COM   755111408      5,809,200      82,400  SH      82,400              NA           82,400
Reader's Digest
  Association Inc Cl A  COM   755267101      7,162,950     180,200  SH     180,200              NA          180,200
Reynolds Metals Co.     COM   761763101      3,669,800      62,200  SH      62,200              NA           62,200
Roberts Pharmaceutical
  Corp                  COM   720491109        744,000      31,000  SH      31,000              NA           31,000
Romac International
  Inc.                  COM   775835101        887,500     100,000  SH     100,000              NA          100,000
Royal Dutch Petroleum
  Co.                   COM   780257804        216,900       3,600  SH       3,600              NA            3,600
Schering Plough Corp.   COM   806605101        294,000       5,600  SH       5,600              NA            5,600
Schlumberger Ltd.       COM   806857108      1,050,844      16,500  SH      16,500              NA           16,500
Schulman,A Inc.         COM   808194104      3,951,406     229,900  SH     229,900              NA          229,900
Sea Containers Limited
  Class A               COM   811371707        604,125      18,000  SH      18,000              NA           18,000
Seattle Filmworks Inc.  COM   812572105        322,175     105,200  SH     105,200              NA          105,200
Sensormatic Electronics
  Corp.                 COM   817265101      2,439,063     175,000  SH     175,000              NA          175,000
Skyepharma Plc Sponsored
  Amer                  COM   830808101        153,750      20,000  SH      20,000              NA           20,000
Sonoco Products Co.     COM   835495102        380,356      12,705  SH      12,705              NA           12,705
Sprint Corp.            COM   852061100      8,283,900     156,300  SH     156,300              NA          156,300
Stillwater Mining Co    COM   86074Q102      6,456,125     198,650  SH     198,650              NA          198,650
Stone & Webster, Inc.   COM   861572105        931,875      35,000  SH      35,000              NA           35,000
Systems & Computer
  Technology Corp       COM   871873105     12,249,975     841,200  SH     841,200              NA          841,200
Technology Solutions
  Co.                   COM   87872T108      1,405,625     130,000  SH     130,000              NA          130,000
Tellabs Inc.            COM   879664100      2,634,127      38,988  SH      38,988              NA           38,988
Teltrend Inc            COM   87969R106      1,051,875      49,500  SH      49,500              NA           49,500
Tenet Healthcare Corp   COM   88033G100        712,800      38,400  SH      38,400              NA           38,400
Tenneco Inc.            COM   88037E101      5,421,296     227,070  SH     227,070              NA          227,070
Teva Pharmaceutical
  Ind. Ltd spd ADR      COM   881624209        492,500      10,000  SH      10,000              NA           10,000
Texaco Inc.             COM   881694103      5,832,063      93,500  SH      93,500              NA           93,500
Texas Instruments Inc.  COM   882508104        432,000       3,000  SH       3,000              NA            3,000





                                7




Thoratec Laboratories
  Corp. New             COM   885175307        176,418      16,604  SH      16,604              NA           16,604
Ultrak Inc              COM   903898401        758,974     129,187  SH     129,187              NA          129,187
Union Pacific Corp.     COM   907818108      5,702,963      97,800  SH      97,800              NA           97,800
Union Pacific Resources
  Group                 COM   907834105      1,268,232      77,746  SH      77,746              NA           77,746
Unisys Corp.            COM   909214108      5,677,088     145,800  SH     145,800              NA          145,800
United Healthcare Corp. COM   910581107      2,035,313      32,500  SH      32,500              NA           32,500
United Stationers, Inc. COM   913004107      1,100,000      50,000  SH      50,000              NA           50,000
Unitrin, Inc.           COM   913751038      6,219,700     151,700  SH     151,700              NA          151,700
Varco International
  Inc.                  COM   922126107      5,298,125     490,000  SH     490,000              NA          490,000
WMS Industries Inc.     COM   929297109        433,500      25,500  SH      25,500              NA           25,500
Warner-Lambert          COM   934488107        478,276       6,919  SH       6,919              NA            6,919
Waste Management, Inc.  COM   94106L109      7,289,414     135,617  SH     135,617              NA          135,617
Wave Technologies Intl
  Inc                   COM   94352Q109        557,531     156,500  SH     156,500              NA          156,500
Westvaco Corp.          COM   961548104      8,236,000     284,000  SH     284,000              NA          284,000
Xerox                   COM   984121103        649,688      11,000  SH      11,000              NA           11,000
                                       ---------------
                        Total              489,995,898
                                       ===============






























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